Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Residential Non-agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 803	$ 1,103	$ 1,429
Net Gains (Losses) Included in Net Income	(10)	6	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	91	4	82
Sales	(109)	(115)
Principal Payments	(151)	(195)
End of Period Balance	624	803	1,103
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	65	(4)	76
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(410)
Residential Non-agency Non-prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	802	947	968
Net Gains (Losses) Included in Net Income	(24)	(7)	(47)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	228	1	146
Sales	(562)	(13)
Principal Payments	(89)	(126)
End of Period Balance	355	802	947
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	80	1	145
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(120)
Commercial Non-Agency Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	42	50	13
Net Gains (Losses) Included in Net Income	1	3	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(3)	3
Sales	(38)	(4)
Principal Payments	(5)	(4)
End of Period Balance		42	50
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period		(2)	3
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			32
Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	120	135	98
Net Gains (Losses) Included in Net Income	13	13	7
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(8)	5
Sales	(104)
Principal Payments	(21)	(33)
End of Period Balance		120	135
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period		5	4
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			30
Asset Backed Securities Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	117	133	357
Net Gains (Losses) Included in Net Income	7	10	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(7)	11
Purchases	3	5
Sales	(93)
Principal Payments	(19)	(24)
End of Period Balance	15	117	133
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	2	(7)	12
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(237)
Corporate debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			10
Net Gains (Losses) Included in Net Income			(1)
End of Period Balance	9	9	9
Available-for-sale securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,893	2,377	3,106
Net Gains (Losses) Included in Net Income	(13)	25	(30)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	311		252
Purchases	3	5
Sales	(906)	(132)
Principal Payments	(285)	(382)
End of Period Balance	1,003	1,893	2,377
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	147	(7)	240
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(951)
Mortgage servicing rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,519	1,837	1,749
Net Gains (Losses) Included in Net Income	(818)	(972)	(616)
Purchases	42	35
Issuances	957	619
End of Period Balance	1,700	1,519	1,837
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(818)	(972)	(616)
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			704
Net derivative assets and liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,228	851	815
Net Gains (Losses) Included in Net Income	2,398	1,550	1,427
Purchases	3	1
Sales	(5)	(8)
Settlements	(2,445)	(1,166)
End of Period Balance	1,179	1,228	851
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(2,068)	(383)	(318)
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(1,391)
Other investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			231
Net Gains (Losses) Included in Net Income			5
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			10
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			$ (246)